Stockholder's Deficit (Details Narrative) (10K) - USD ($)					3 Months Ended						5 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Aug. 23, 2017	Feb. 28, 2014	Oct. 12, 2013	Aug. 22, 2013	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2015	Sep. 30, 2016	Sep. 30, 2014	Sep. 30, 2019	Mar. 31, 2020	Sep. 30, 2018	Jun. 30, 2015
Authorized reverse stock split	1:25 reverse stock split			225:1 reverse stock split
Number of stock issued during period		40,000,000	10,000,000
Percentage of ownership acquire			80.00%
Common stock, par value		$ 0.001	$ 0.001											$ 0.001	$ 0.001	$ 0.001
Debt conversion into shares					120,000,000	139,000,000	180,395,000	405,000,000	9,375,000	208,879,614	4,560,000	190,114,175	3,274,000
Debt conversion into shares, value					$ 120,000	$ 139,000	$ 180,395	$ 405,000	$ 9,375	$ 208,880	$ 3,274	$ 190,114	$ 3,274
Conversion price per share					$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001				$ 0.001
Preferred stock, shares authorized														50,000,000	50,000,000
Preferred stock, par value														$ 0.001	$ 0.001
Preferred stock, shares issued														23,000,000	45,000,000
Preferred stock, shares outstanding														23,000,000	45,000,000
Mr. Warren Sheppard [Member]
Voting rights														Through his ownership of the 3,000,000 shares of Series A and 15,000,000 shares of Series B preferred Stock, Mr. Sheppard will retain majority voting control over the Company even if his ownership of common stock falls below 51% as a result of this Offering.
Series A Preferred Stock [Member]
Preferred stock, shares authorized														50,000,000	50,000,000	50,000,000
Preferred stock, par value														$ 0.001	$ 0.001	$ 0.001
Preferred stock, designated														10,000,000	10,000,000
Preferred stock, shares issued														3,000,000	3,000,000	3,000,000
Preferred stock, shares outstanding														3,000,000	3,000,000	3,000,000
Series A Preferred Stock [Member] | Mr. Warren Sheppard [Member]
Preferred stock, shares issued														3,000,000
Preferred stock, shares outstanding														3,000,000
Series B Preferred Stock [Member]
Preferred stock, shares authorized														50,000,000	50,000,000	50,000,000
Preferred stock, par value														$ 0.001	$ 0.001	$ 0.001
Preferred stock, designated														5,000,000	25,000,000
Preferred stock, shares issued														20,000,000		20,000,000
Preferred stock, shares outstanding														20,000,000	34,999,899	20,000,000
Series B Preferred Stock [Member] | Mr. Warren Sheppard [Member]
Preferred stock, shares outstanding														20,000,000